[LOGO Amundi Asset Management]



January 5, 2021



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549


Re: Pioneer Series Trust XII (the "Trust"), on behalf of Pioneer Disciplined Growth Fund (the "Fund"); (File Nos. 333-42105 and 811-08547)
     CIK No. 0001051010

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we certify that the form of the prospectus and statement of additional information for the Fund, a series of the Trust, which would have been filed under paragraph (c) of Rule 497, does not differ from that contained in Post-Effective Amendment No. 41 to the Trust's registration statement on Form N-1A, filed electronically on December 29, 2020
(Accession No. 0001193125-20-328556).

If you have any questions concerning the foregoing certification, please contact me at (617) 422-4695.

Sincerely,

/s/ Thomas Reyes
---------------------
    Thomas Reyes
    Assistant Secretary



cc:  Jeremy B Kantrowitz, Esq.
     Toby R. Serkin, Esq.





Amundi Asset Management US, Inc.
60 State Street
Boston, MA  02109-1820